Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000211567 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.24%	14.73%	11.82%
Solactive GBS Emerging Markets Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%	7.33%	7.67%
Freedom 100 Emerging Markets Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.10%	15.03%	12.19%